Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 104,563	$ 150,470
Short-term deposits	80,000	177,367
Accounts receivable, net of allowance for credit losses of $1.4 million and $0.9 million as of September 30, 2023 and December 31, 2022, respectively	164,075	144,739
Inventories	197,420	194,054
Prepaid expenses	9,732	5,767
Other current assets	27,534	27,823
Total current assets	583,324	700,220
Non-current assets
Property, plant and equipment, net	198,272	195,063
Goodwill	90,187	64,953
Other intangible assets, net	141,201	121,402
Operating lease right-of-use assets	19,533	18,122
Long-term investments	129,738	141,610
Other non-current assets	19,510	18,420
Total non-current assets	598,441	559,570
Total assets	1,181,765	1,259,790
Current liabilities
Accounts payable	60,845	72,921
Accrued expenses and other current liabilities	49,817	45,912
Accrued compensation and related benefits	31,502	34,432
Deferred revenues - short term	51,751	50,220
Operating lease liabilities - short term	6,511	7,169
Total current liabilities	200,426	210,654
Non-current liabilities
Deferred revenues - long term	28,559	25,214
Deferred income taxes - long term	6,889	5,638
Operating lease liabilities - long term	12,692	10,670
Contingent consideration - long term	25,884	23,707
Other non-current liabilities	24,172	24,475
Total non-current liabilities	98,196	89,704
Total liabilities	298,622	300,358
Contingencies (see note 13)
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 69,165 shares and 67,086 shares issued and outstanding at September 30, 2023 and December 31, 2022, respectively	194	187
Additional paid-in capital	3,080,877	3,048,915
Accumulated other comprehensive loss	(12,958)	(12,818)
Accumulated deficit	(2,184,970)	(2,076,852)
Total equity	883,143	959,432
Total liabilities and equity	$ 1,181,765	$ 1,259,790